Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 07, 2011	Feb. 22, 2011	Dec. 27, 2010	May 19, 2008	Apr. 26, 2007
Capital Stock Transactions [Abstract]
Capital stock authorized for repurchases				$ 100	$ 100	$ 70	$ 56	$ 150
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$ 55.28	$ 63.14	$ 46.65